Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets
	December 31,	December 31,
	2011	2010
Cost	(in thousands)
Customer relationships acquired	$22,193	$12,337
Technology asset acquired	11,169	-
Order backlog	3,260	1,470
Tradenames acquired	1,357	-
Volunteer list acquired	1,325	1,325
Foreign exchange movement	(1,728)	(55)
Total cost	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	$28,260	$8,278

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2012 to December 31, 2016 is as follows:

Year ended December 31 (in thousands)
2012	$5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
$22,693